OTHER (GAINS) AND LOSSES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Analysis of income and expense [abstract]
Cloud computing transition adjustment (Note 4)	$ 0.0	$ 13.4